INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule Of Income Before Income Taxes
Income (loss) before income taxes consisted of the following:

	Years Ended December 31,
	2013	2012	2011
	(In thousand)
United States operations	$(33,162)	$25,293	$1,507
Foreign operations	1,860	26,736	26,987
Total	$(31,302)	$52,029	$28,494

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the U.S. Federal statutory rate to the Company’s effective tax rate is as follows:

	Years Ended December 31,
	2013	2012	2011
Federal statutory rate	35.0%	35.0%	35.0%
Increase (decrease) in income taxes resulting from:
State income taxes, net of federal tax benefit	0.3%	2.6%	5.0%
Foreign operations	(17.2)%	(14.7)%	(11.5)%
Goodwill impairment	34.1%	—%	—%
Changes in valuation allowances	(1.1)%	(0.4)%	(14.0)%
Uncertain tax positions	(8.5)%	(2.5)%	(5.8)%
Research and development credit	(1.8)%	—%	(3.0)%
Return to provision	(6.6)%	(0.5)%	(5.4)%
Other	(1.5)%	1.3%	1.5%
Effective tax rate	32.7%	20.8%	1.8%

Schedule Of Provision For Income Taxes
The provision for income taxes consisted of the following:

	Years Ended December 31,
	2013	2012	2011
	(As adjusted)*
	(In thousands)
Current:
Federal	$3,160	$3,614	$(934)
State	(1,374)	1,373	(1,530)
Foreign	1,124	4,301	1,813
Total current	$2,910	$9,288	$(651)
Deferred:
Federal	(13,817)	4,053	1,078
State	(757)	497	2,236
Foreign	1,429	(3,013)	(2,158)
Total deferred	$(13,145)	$1,537	$1,156
Provision for income taxes	$(10,235)	$10,825	$505

Schedule Of Deferred Tax Assets And Liabilities
The income tax effects of significant temporary differences that give rise to deferred tax assets and liabilities, shown before jurisdictional netting, are presented below:

	December 31,
	2013	2012
	(As adjusted)*
	(In thousands)
Current assets:
Doubtful accounts	$1,791	$1,829
Inventory related items	34,968	26,549
Tax credits	3,883	3,275
Accrued vacation	2,492	2,335
Accrued bonus	1,266	4,111
Net operating loss carryforwards	4,550	—
Other	1,960	4,095
Total current deferred tax assets	50,910	42,194
Less valuation allowance	(2,232)	(2,922)
Current deferred tax assets after valuation allowance	$48,678	$39,272
Current liabilities:
Other	(646)	(314)
Total current deferred tax liabilities	$(646)	$(314)
Net current deferred tax assets	$48,032	$38,958

	December 31,
	2013	2012
	(As adjusted)*
	(In thousands)
Non-current assets:
Benefit and compensation	$—	$(500)
Stock compensation	14,879	12,730
Deferred revenue	186	162
Net operating loss carryforwards	26,612	36,037
Federal & state tax credits	19,045	19,851
Other	897	—
Total non-current deferred tax assets	61,619	68,280
Less valuation allowance	(6,828)	(11,321)
Non-current deferred tax assets after valuation allowance	$54,791	$56,959
Non-current liabilities:
Intangible & fixed assets	(41,563)	(46,650)
Other	105	359
Total non-current deferred tax liabilities	$(41,458)	$(46,291)
Net non-current deferred tax assets	$13,333	$10,668
Total net deferred tax assets	$61,365	$49,626

Schedule of Uncertain Tax Benefits Reconciliation
A reconciliation of the beginning and ending amount of uncertain tax benefits is as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Balance, beginning of year	$6,136	$3,927	$5,530
Gross increases:
Current year tax positions	349	—	—
Prior years' tax positions	729	7,796	1,001
Gross decreases:
Prior years' tax positions	(477)	—	—
Settlements	—	(3,523)	(962)
Statute of limitations lapses	(3,338)	(2,064)	(1,642)
Balance, end of year	$3,399	$6,136	$3,927